Financing Receivables (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Retail USD ($)	Mar. 31, 2013 Retail JPY (¥)	Mar. 31, 2012 Retail USD ($)	Mar. 31, 2012 Retail JPY (¥)	Mar. 31, 2011 Retail JPY (¥)	Mar. 31, 2013 Finance leases USD ($)	Mar. 31, 2013 Finance leases JPY (¥)	Mar. 31, 2012 Finance leases USD ($)	Mar. 31, 2012 Finance leases JPY (¥)	Mar. 31, 2011 Finance leases JPY (¥)	Mar. 31, 2013 Wholesale and other dealer loans USD ($)	Mar. 31, 2013 Wholesale and other dealer loans JPY (¥)	Mar. 31, 2012 Wholesale and other dealer loans USD ($)	Mar. 31, 2012 Wholesale and other dealer loans JPY (¥)	Mar. 31, 2011 Wholesale and other dealer loans JPY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	$ 134,964	¥ 12,693,397	¥ 10,238,177	$ 96,202	¥ 9,047,782		¥ 7,248,793		$ 10,950	¥ 1,029,887		¥ 955,430		$ 27,812	¥ 2,615,728		¥ 2,033,954
Deferred origination costs	1,439	135,398	105,533
Unearned income	(6,681)	(628,340)	(494,123)
Allowance for credit losses	(1,478)	(139,029)	(132,228)	(892)	(83,858)	(823)	(77,353)	(92,199)	(307)	(28,928)	(326)	(30,637)	(36,024)	(279)	(26,243)	(257)	(24,238)	(28,580)
Total finance receivables, net	128,244	12,061,426	9,717,359
Less - Current portion	(54,414)	(5,117,660)	(4,114,897)
Noncurrent finance receivables, net	$ 73,830	¥ 6,943,766	¥ 5,602,462